Schedule of income taxes paid, net of refunds (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Income Tax Disclosure [Abstract]
Singapore	$ 32,418	$ 28,943
Foreign
Total tax provision	$ 32,418	$ 28,943